UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-08822
                                                      ---------

                       Capital Management Investment Trust
                       -----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

                    Date of reporting period: August 31, 2006
                                              ---------------

ITEM 1.  SCHEDULE OF INVESTMENTS

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                               Market Value                                                          Market Value
                                     Shares      (Note 1)                                               Shares         (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - 98.37%                                              Healthcare - Services - 2.79%
                                                                        Quest Diagnostics
Aerospace/Defense - 6.52%                                                   Incorporated                     7,000  $    449,960
     L-3 Communications                                                                                             ------------
        Holdings, Inc.                 7,000   $    527,730         Internet - 2.94%
     Rockwell Collins Inc.            10,000        524,300          *  Emdeon Corp.                        40,000       474,000
                                               ------------                                                         ------------
                                                  1,052,030         Metals - Diversified - 3.88%
                                               ------------          *  Oregon Steel Mills, Inc.            13,000       626,210
Banks - 2.48%                                                                                                       ------------
     Commerce Bancorp, Inc.           12,000        399,720
                                               ------------         Mining - 5.77%
                                                                        Cameco Corporation                  14,000       573,300
Beverages - 2.87%                                                       Newmont Mining Corporation           7,000       358,750
 *   Constellation Brands, Inc.       17,000        463,930                                                         ------------
                                               ------------                                                              932,050
Biotechnology - 2.74%                                                                                               ------------
 *   Medimmune Inc.                   16,000        442,240         Miscellaneous Manufacturing - 4.66%
                                               ------------             Parker Hannifin Corporation          4,500       333,225
Commercial Services - 2.49%                                          *  Pentair Inc.                        14,000       418,600
 *   FTI Consulting, Inc.             18,000        402,120                                                         ------------
                                               ------------                                                              751,825
                                                                                                                    ------------
Computers - 2.54%                                                   Oil & Gas Services - 10.59%
 *   Affiliated Computer                                             *  Cameron International Corp          10,000       479,100
        Services, Inc.                 8,000        410,720          *  Superior Energy Services            15,000       478,950
                                                                     *  Todco                               10,000       370,300
Electric - 5.39%                               ------------          *  Universal Compression
     Edison International             10,000        436,400                 Holdings, Inc.                   7,000       381,010
     SCANA Corporation                10,500        434,175                                                         ------------
                                               ------------                                                            1,709,360
                                                    870,575                                                         ------------
                                               ------------         Pharmaceuticals - 2.58%
Electronics - 9.55%                                                  u  Teva Pharmaceutical
     Amphenol Corporation              8,500        488,495                 Industries Ltd.                 12,000       417,120
     Diebold, Inc.                    10,000        419,100                                                         ------------
 *   Flextronics International Ltd.   30,000        354,000         Retail - 1.98%
     Garmin Ltd.                       6,000        280,560          *  Tractor Supply Company               7,500       319,350
                                               ------------                                                         ------------
                                                  1,542,155         Semiconductors - 5.51%
                                               ------------          *  Advanced Micro Devices, Inc.        18,000       449,820
Environmental Control - 5.29%                                           Kia-Tencor Corporation              10,000       439,100
     Republic Services, Inc.          10,000        387,800                                                         ------------
 *   Stericycle, Inc.                  7,000        466,830                                                              888,920
                                               ------------                                                         ------------
                                                    854,630         Software - 2.13%
                                               ------------          *  Activision, Inc.                    26,666       343,991
Food - 2.36%                                                                                                        ------------
     ConAgra Foods Inc.               16,000        380,800          Transportation - 2.37%
                                               ------------              Con-way Inc.                        8,000       382,800
Gas - 3.24%
     Energen Corporation              12,000        523,680          Water - 2.54%
                                               ------------              Aqua America Inc.                  17,333       410,619
Healthcare - Products - 5.16%                                                                                       ------------
     Dentsply International, Inc.     14,600        475,668          Total Common Stocks (Cost $13,142,727)           15,020,493
     STERIS Corporation               15,000        356,700                                                         ------------
                                               ------------
                                                    832,368
                                               ------------

                                                                                                                       (Continued)

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                Market Value
                                     Shares       (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

INVESTMENT COMPANY - 3.78%                                          Summary of Investments by Industry
     Merrimac Cash Series                                                                                 % of Net
        (Cost 610,918)               610,918   $    610,918         Industry                               Assets   Market Value
                                               ------------         ------------------------------------------------------------
                                                                    Aerospace/Defense                       6.52%     $1,052,030
Total Investments                                                   Banks                                   2.48%        399,720
        (Cost $13,753,645) - 102.15%           $ 15,631,411         Beverages                               2.87%        463,930
Liabilities in Excess of Other Assets - (2.15%)     514,077         Biotechnology                           2.74%        442,240
                                               ------------         Commercial Services                     2.49%        402,120
                                                                    Computers                               2.54%        410,720
Net Assets - 100.00%                           $ 16,145,488         Electric                                5.39%        870,575
                                               ============         Electronics                             9.55%      1,542,155
                                                                    Environmental Control                   5.29%        854,630
 * Non-income producing investment.                                 Food                                    2.36%        380,800
 u American Depositary Receipt.                                     Gas                                     3.24%        523,680
                                                                    Healthcare - Products                   5.16%        832,368
Aggregate cost federal  income tax purposes is  $13,865,178.        Healthcare - Services                   2.79%        449,960
Unrealized  appreciation  (depreciation)  of investments for        Internet                                2.94%        474,000
federal income tax purposes is as follows:                          Metals - Diversified                    3.88%        626,210
                                                                    Investment Company                      3.78%        610,918
                                                                    Mining                                  5.77%        932,050
Aggregate gross unrealized appreciation        $  3,069,722         Miscellaneous Manufacturing             4.66%        751,825
Aggregate gross unrealized depreciation            (442,809)        Oil & Gas Services                     10.59%      1,709,360
                                               ------------         Pharmaceuticals                         2.58%        417,120
                                                                    Retail                                  1.98%        319,350
Net unrealized appreciation                    $  2,626,913         Semiconductors                          5.51%        888,920
                                               ============         Software                                2.13%        343,991
                                                                    Transportation                          2.37%        382,800
Note 1 - Investment Valuation                                       Water                                   2.54%        410,619
                                                                    ------------------------------------------------------------
The Fund's  investments  in securities are carried at value.        Total                                 102.15%   $ 16,492,091
Securities  listed on an  exchange  or quoted on a  national market  system are valued at the last sales price as of 4:00
p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
over-the-counter  market are generally  valued at the NASDAQ
Official  Closing  Price.  Other  securities  traded  in the over-the-counter  market and listed  securities for which no sale was reported on that date are valued at the most recent bid price.  Securities  and assets for which  representative market  quotations are not readily  available  (e.g., if the exchange  on which the  portfolio  security  is  principally
traded  closes  early  or  if  trading  of  the   particular
portfolio  security  is halted  during  the day and does not resume prior to the Fund's net asset value  calculation)  or which cannot be  accurately  valued using the Fund's  normal pricing procedures are valued at fair value as determined in good  faith  under  policies  approved  by the  Trustees.  A portfolio  security's "fair value" price may differ from the price next available for that  portfolio  security using the
Fund's normal pricing procedures.  Investment  companies are valued at net asset value. Instruments with maturities of 60
days  or  less  are   valued  at   amortized   cost,   which
approximates market value.




Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                Market Value                                                         Market Value
                                     Shares      (Note 1)                                                  Shares      (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - 91.88%                                             Oil & Gas - 3.99%
                                                                      Cabot Oil & Gas Corporation            3,000  $    153,180
Aerospace/Defense - 2.45%                                             Cimarex Energy Co.                     6,000       229,800
*    Orbital Sciences Corporation      13,000  $    235,170                                                         ------------
                                               ------------                                                              382,980
                                                                                                                    ------------
Banks - 2.58%                                                      Oil & Gas Services - 10.41%
     Sterling Financial Corporation     7,500       247,950           Gulf Island Fabrication, Inc.         11,000       297,770
                                               ------------        *  Hornbeck Offshore Services, Inc.       7,000       235,270
Biotechnology - 6.42%                                              *  Input/Output, Inc.                    15,000       149,550
*y   Crucell NV                        10,000       212,500        *  Oceaneering International, Inc.        4,000       143,880
*    Illumina Inc.                     12,000       404,160        *  SEACOR Holdings Inc.                   2,000       174,060
                                               ------------                                                         ------------
                                                    616,660                                                            1,000,530
                                               ------------                                                         ------------
Distribution/Wholesale - 2.51%                                     Pharmaceuticals - 6.86%
     Watsco, Inc.                       5,500       241,670        *  Cubist Pharmaceuticals, Inc.          13,000       304,980
                                               ------------        *  VCA Antech, Inc.                      10,000       354,200
Electric - 3.90%                                                                                                    ------------
     Cleco Corporation                 15,000       374,400                                                              659,180
                                               ------------                                                         ------------
                                                                   Real Estate Investment Trust - 2.55%
Electronics - 4.61%                                                   National Retail Properties, Inc.      11,000       244,640
*    Checkpoint Systems Inc.           10,500       190,575                                                          -----------
*    Dionex Corporation                 5,000       252,100
                                               ------------        Semiconductors - 5.62%
                                                    442,675        *  Brooks Automation, Inc.               18,000       250,200
                                               ------------        *  Photronics, Inc.                      20,000       290,200
Engineering & Construction - 3.37%                                                                                  ------------
     Chicago Bridge & Iron                                                                                               540,400
        Company NV                     12,000       324,120                                                         ------------
                                               ------------        Software - 2.68%
Forest Products & Paper - 2.47%                                    *  Parametric Technology
     Rayonier Inc.                      6,000       237,000               Corporation                       16,000       257,760
                                               ------------                                                         ------------
Gas - 2.41%                                                        Telecommunications - 6.56%
     South Jersey Industries, Inc.      8,000       231,920        *  Arris Group Inc.                      25,000       286,500
                                               ------------        *  Broadwing Corporation                 30,000       343,500
                                                                                                                    ------------
Healthcare - Products - 4.65%                                                                                            630,000
*    ResMed Inc.                        5,000       203,400                                                         ------------
*    Respironics Inc.                   6,600       243,606        Water - 6.71%
                                               ------------           Aqua America Inc.                     10,000       236,900
                                                    447,006           Southwest Water Company               31,446       407,855
                                               ------------                                                         ------------
Household Products/Wares - 5.56%                                                                                         644,755
     CNS, Inc.                          9,000       253,800                                                         ------------
     John H. Harland Company            7,500       280,200
                                               ------------        Total Common Stocks (Cost $6,958,423)               8,828,066
                                                    534,000                                                         ------------
                                               ------------
Internet - 2.77%                                                   INVESTMENT COMPANIES - 8.99%
*    Online Resources Corporation      25,000       265,750           Evergreen Institutional U.S. Government
                                               ------------               Money Market Fund                431,689       431,689
Mining - 2.80%                                                        Merrimac Cash Series Trust           431,688       431,688
*    Bema Gold Corporation             50,000       269,500                                                         ------------
                                               ------------        Total Investment Companies (Cost $863,377)            863,377
                                                                                                                    ------------



                                                                                                                         (Continued)

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value
                                     Shares        (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

Total Investments (Cost $7,821,800) - 100.87%  $  9,691,443         Summary of Investments by Industry
Liabilities in Excess of Other Assets - (0.87%)     (83,330)                                              % of Net       Market
                                               ------------         Industry                                Asset        Value
                                                                    -----------------------------------------------------------
                                                                    Aerospace/Defense                       2.45%     $ 235,170
                                                                    Banks                                   2.58%       247,950
Net Assets - 100.00%                           $  9,608,113         Biotechnology                           6.42%       616,660
                                               ============         Distribution/Wholesale                  2.51%       241,670
                                                                    Electric                                3.90%       374,400
 * Non-income producing investment.                                 Electronics                             4.61%       442,675
 y   American Depositary Receipt.                                   Engineering & Construction              3.37%       324,120
                                                                    Forest Products & Paper                 2.47%       237,000
The following acronyms and abbreviations are used in this           Gas                                     2.41%       231,920
portfolio:                                                          Healthcare - Products                   4.65%       447,006
                                                                    Household Products/Wares                5.56%       534,000
                                                                    Investment Companies                    8.99%       863,377
NV - Naamloze Vennootschap (Dutch)                                  Internet                                2.77%       265,750
                                                                    Mining                                  2.80%       269,500
Aggregate  cost for financial  reporting and federal  income        Oil & Gas                               3.99%       382,980
tax      purposes      is     the      same.      Unrealized        Oil & Gas Services                     10.41%     1,000,530
appreciation/(depreciation)  of  investments  for  financial        Pharmaceuticals                         6.86%       659,180
reporting and federal income tax purposes is as follows:            Real Estate Investment Trust            2.55%       244,640
                                                                    Semiconductors                          5.62%       540,400
                                                                    Software                                2.68%       257,760
Aggregate gross unrealized appreciation        $  2,028,995         Telecommunications                      6.56%       630,000
Aggregate gross unrealized depreciation            (159,352)        Water                                   6.71%       644,755
                                               ------------         -----------------------------------------------------------
Net unrealized appreciation                    $  1,869,643         Total                                 100.87%    $9,691,443
                                               ============



Note 1 - Investment Valuation

The Fund's  investments  in securities are carried at value.
Securities  listed on an  exchange  or quoted on a  national market  system are valued at the last sales price as of 4:00
p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
over-the-counter  market are generally  valued at the NASDAQ
Official  Closing  Price.  Other  securities  traded  in the over-the-counter  market and listed  securities for which no sale was reported on that date are valued at the most recent bid price.  Securities  and assets for which  representative market  quotations are not readily  available  (e.g., if the exchange  on which the  portfolio  security  is  principally
traded  closes  early  or  if  trading  of  the   particular
portfolio  security  is halted  during  the day and does not resume prior to the Fund's net asset value  calculation)  or which cannot be  accurately  valued using the Fund's  normal pricing procedures are valued at fair value as determined in good  faith  under  policies  approved  by the  Trustees.  A portfolio  security's "fair value" price may differ from the price next available for that  portfolio  security using the
Fund's normal pricing procedures.



ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By: (Signature and Title)        /s/ Joseph A. Zock
                                 _________________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer


Date: October 18, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Joseph A. Zock
                                 _________________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer
                                 Capital Management Investment Trust


Date:  October 18, 2006




By:  (Signature and Title)       /s/ Sarah M. Hunt
                                 _________________________________________
                                 Sarah M. Hunt
                                 Vice President and Principal Financial Officer
                                 Capital Management Investment Trust

Date:  October 18, 2006